RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

17.  RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group. The related parties only act as service providers, service recipients and lessors to the Group and there is no other relationship wherein the Group has the ability to exercise significant influence over the operating and financial policies of these parties. The Group is not obligated to provide any type of financial support to these related parties.

Related Party	Nature of the Party	Relationship with the Group
Lishan Property (Suzhou) Co., Ltd. (“Suzhou Property”)	Commercial leasing business	Controlled by Qi Ji
Ctrip.com International, Ltd. (“Ctrip”)	Online travel services provider	Qi Ji is a director
UBOX International Holdings Co Limited (“UBOX”)	Vending machine operator	Qi Ji is a director
Lijiang Yibang Changchunteng Hotel Co Limited (“Yibang”)	Hotel	Joint venture of the Group

In August 2011, Mr. Qi Ji sold all the ownership interests in Powerhill to third parties and since then Powerhill and its wholly owned subsidiary Suzhou Property have been no longer related parties to the Group.

(a)       Related party balances

Amounts due from related parties were comprised of the interest receivables derived from convertible bonds purchased in August, 2013 and service fee receivables from UBOX and advance to Yibang.

	As of December 31,
	2012	2013
UBOX	—	256
Yibang	—	402
Total	—	658

Amounts due to a related party were comprised of commissions payable for reservation services and Starway acquisition payable to Ctrip. The amounts due to a related party were interest free and payable upon demand.

	As of December 31,
	2012	2013
Ctrip	801	13,760

(b)       Related party transactions

During the years ended December 31, 2011, 2012 and 2013, related party transactions consisted of the following:

	Year Ended December 31,
	2011	2012	2013
Rental expense — Suzhou Property	2,275	—	—
Commission expenses — Ctrip	7,962	10,945	17,128
Service fee—UBOX	—	—	847
Interest income—UBOX	—	—	1,373
Service fee—Yibang	—	—	199

In May 2012, the Group acquired a 51% equity interest of Starway Hotels (Hong Kong) Limited from C-Travel International Limited, a wholly-owned subsidiary of Ctrip. The acquisition price was RMB17,292 in cash. In December 2013, the Group acquired the remaining 49% equity interest at the consideration of RMB16,460.

In December 2012, the Group purchased convertible promissory note of RMB8,074 from UBOX. In December 2013, the Group converted the principal of promissory note to 8,530,731ordinary shares of UBOX. In August 2013, the Group purchased another convertible promissory note of RMB4,314 from UBOX.